Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 934,369,054.92
Previously Paid Amount	0
Total Fee Amount	81,290.11
Total Offset Amount	$ 0
Narrative Disclosure

The maximum aggregate offering price of the securities to which the prospectus relates is $934,369,054.92. The prospectus is a final prospectus for the related offering.

Net Fee	$ 81,290.11
Narrative - Max Aggregate Offering Price	$ 934,369,054.92
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true